Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Belgium (3.2%)
[1]	UCB SA	10,647,286	778,743
*	Argenx SE	1,170,371	550,521
*	Galapagos NV	1,175,458	39,109
			1,368,373
Brazil (0.0%)
*,2	Hapvida Participacoes e Investimentos SA	8,909,471	6,521
China (1.2%)
[2]	WuXi AppTec Co. Ltd. Class H	11,971,416	143,855
*	Legend Biotech Corp. ADR	1,511,284	99,850
*,2	Wuxi Biologics Cayman Inc.	10,465,200	65,070
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	69,910,000	64,890
*,3	Zai Lab Ltd. ADR	1,995,154	50,278
*	Zai Lab Ltd.	16,916,600	43,172
*,2	Remegen Co. Ltd. Class H	4,397,500	25,044
			492,159
Denmark (2.7%)
*	Genmab A/S	2,088,852	590,483
	Novo Nordisk A/S Class B	3,386,878	326,753
*	Ascendis Pharma A/S ADR	1,893,751	169,131
*,3	Genmab A/S ADR	2,285,855	64,918
			1,151,285
Italy (0.1%)
	DiaSorin SpA	552,359	49,504
Japan (8.1%)
	Daiichi Sankyo Co. Ltd.	43,976,590	1,133,901
[1]	Eisai Co. Ltd.	19,123,817	1,013,148
	Chugai Pharmaceutical Co. Ltd.	28,320,400	839,886
	Otsuka Holdings Co. Ltd.	7,660,100	257,731
	Terumo Corp.	6,976,400	190,862
	Asahi Intecc Co. Ltd.	2,023,500	34,000
			3,469,528
Switzerland (5.8%)
	Novartis AG (Registered)	21,909,275	2,051,137
	Alcon Inc.	3,393,208	242,873
*	Sandoz Group AG	4,472,143	116,271
	Tecan Group AG (Registered)	236,453	68,051
			2,478,332
United Kingdom (6.6%)
	AstraZeneca plc	19,618,370	2,456,292
	GSK plc	11,995,095	213,834

		Shares	Market Value ($000)
*	Immunocore Holdings plc ADR	2,085,568	92,599
	Genus plc	1,791,160	46,593
*	Verona Pharma plc ADR	1,160,032	16,183
			2,825,501
United States (70.5%)
	Eli Lilly & Co.	6,162,883	3,413,806
	UnitedHealth Group Inc.	6,201,994	3,321,540
	Merck & Co. Inc.	20,479,587	2,103,254
	Pfizer Inc.	58,865,924	1,798,943
	Humana Inc.	2,265,222	1,186,274
	Elevance Health Inc.	2,560,815	1,152,597
	Abbott Laboratories	11,672,803	1,103,664
*	Biogen Inc.	4,558,453	1,082,815
	Danaher Corp.	5,113,563	981,906
*	Boston Scientific Corp.	18,544,793	949,308
	Thermo Fisher Scientific Inc.	2,108,134	937,635
*	Alnylam Pharmaceuticals Inc.	5,524,903	838,680
	Stryker Corp.	3,019,829	816,018
*	Vertex Pharmaceuticals Inc.	2,140,609	775,136
*	Regeneron Pharmaceuticals Inc.	943,378	735,731
	Zoetis Inc.	4,469,317	701,683
	HCA Healthcare Inc.	2,796,119	632,314
*	Centene Corp.	8,903,692	614,177
*	Edwards Lifesciences Corp.	9,386,095	598,082
*	Moderna Inc.	6,006,382	456,245
*,1	Apellis Pharmaceuticals Inc.	8,783,055	427,383
	Agilent Technologies Inc.	3,576,445	369,697
*	agilon health Inc.	19,042,628	342,767
*	IQVIA Holdings Inc.	1,797,052	324,961
	Laboratory Corp. of America Holdings	1,485,818	296,762
*	Molina Healthcare Inc.	729,664	242,942
	Teleflex Inc.	1,217,493	224,932
*	Acadia Healthcare Co. Inc.	3,047,446	224,018
*	Waters Corp.	811,122	193,477
*	Insulet Corp.	1,457,112	193,169
*	Illumina Inc.	1,744,376	190,870
*	United Therapeutics Corp.	842,593	187,780
*	Alkermes plc	7,675,410	185,668
*	Blueprint Medicines Corp.	2,857,677	168,203
*	Exact Sciences Corp.	2,624,777	161,660
*	Sarepta Therapeutics Inc.	2,283,656	153,713
*	Karuna Therapeutics Inc.	900,108	149,967
*	Align Technology Inc.	714,731	131,932
*,1	REVOLUTION Medicines Inc.	6,449,517	127,700
*	Cytokinetics Inc.	3,334,530	116,242
*	Vaxcyte Inc.	2,365,953	113,802
*	Denali Therapeutics Inc.	5,100,454	96,042
*	ImmunoGen Inc.	6,287,201	93,428
	Encompass Health Corp.	1,448,032	90,589
*	Shockwave Medical Inc.	425,258	87,714
*	Roivant Sciences Ltd.	9,572,139	82,703
*	Evolent Health Inc. Class A	3,351,619	81,880
*,1	Sage Therapeutics Inc.	4,304,671	80,626
*	Rocket Pharmaceuticals Inc.	4,092,055	74,066
*	Ionis Pharmaceuticals Inc.	1,646,123	72,874
*	Amicus Therapeutics Inc.	6,120,321	67,140
*	Prothena Corp. plc	1,782,583	64,993
*	Option Care Health Inc.	2,086,842	57,868

		Shares	Market Value ($000)
*	Celldex Therapeutics Inc.	2,219,651	52,206
*	PTC Therapeutics Inc.	2,749,139	51,546
*	Surgery Partners Inc.	2,158,143	49,918
*	Agios Pharmaceuticals Inc.	2,179,303	45,787
*	Syndax Pharmaceuticals Inc.	3,092,082	43,536
*	Privia Health Group Inc.	2,035,900	42,795
*	Xenon Pharmaceuticals Inc.	1,281,157	39,716
*	Intellia Therapeutics Inc.	1,534,651	38,443
*	Morphic Holding Inc.	1,237,989	24,698
*	TG Therapeutics Inc.	3,066,304	23,703
*,3	RayzeBio Inc.	1,198,440	23,250
*	Kymera Therapeutics Inc.	1,442,019	16,828
*,3	MoonLake Immunotherapeutics	213,700	11,072
			30,140,874
Total Common Stocks (Cost $28,168,959)			41,982,077
Temporary Cash Investments (1.8%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.420%	224,870	22,485
		Face Amount ($000)
Repurchase Agreements (1.7%)
	Bank of America Securities, LLC, 5.300%, 11/1/23 (Dated 10/31/23, Repurchase Value $23,804,000, collateralized by U.S. Treasury Note/Bond 4.500%, 7/15/26, with a value of $24,276,000)	23,800	23,800
	Bank of Nova Scotia, 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $96,214,000, collateralized by U.S. Treasury Bill 0.000%, 1/2/24–6/13/24, and U.S. Treasury Note/Bond 4.125%, 7/31/28, with a value of $98,138,000)	96,200	96,200
	Barclays Capital Inc., 5.300%, 11/1/23 (Dated 10/31/23, Repurchase Value $67,010,000, collateralized by U.S. Treasury Note/Bond 2.625%, 7/31/29, with a value of $68,340,000)	67,000	67,000
	BNP Paribas Securities Corp., 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $73,511,000, collateralized by U.S Treasury Bill 0.000%, 1/2/24, U.S. Treasury Inflation Indexed Note/Bond 5.419%, 7/31/24, and U.S. Treasury Note/Bond 0.500%–4.625%, 11/15/24–8/15/50, with a value of $74,970,000)	73,500	73,500
	BNP Paribas Securities Corp., 5.300%, 11/1/23 (Dated 10/31/23, Repurchase Value $72,911,000, collateralized by Fannie Mae 1.820%–6.859%, 12/1/30–10/1/53, Freddie Mac 2.000%–7.043%, 5/1/32–12/1/52, Ginnie Mae 2.500%–7.000%, 2/15/31–9/20/63, U.S. Treasury Bill 0.000%, 8/8/24–9/5/24, and U.S. Treasury Note/Bond 0.500%–4.125%, 4/30/26–10/31/27, with a value of $74,358,000)	72,900	72,900
	Credit Agricole Securities, 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $87,713,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/26, with a value of $89,454,000)	87,700	87,700
	HSBC Bank USA, 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $49,007,000, collateralized by U.S. Treasury Bill 0.000%, 2/13/24–2/22/24, with a value of $49,980,000)	49,000	49,000

	Face Amount ($000)	Market Value ($000)
HSBC Bank USA, 5.300%, 11/1/23 (Dated 10/31/23, Repurchase Value $59,709,000, collateralized by Fannie Mae 1.500%–6.500%, 9/1/29–5/1/58, Freddie Mac 2.000%–6.000%, 8/1/34–3/1/53, U.S. Treasury Bill 0.000%, 5/16/24, U.S. Treasury Inflation Indexed Note/Bond 2.375%–5.522%, 10/31/24–1/15/25, and U.S. Treasury Note/Bond 0.250%–2.500%, 11/15/23–12/31/24, with a value of $60,894,000)	59,700	59,700
JP Morgan Securities LLC, 5.290%, 11/1/23 (Dated 10/31/23, Repurchase Value $63,009,000, collateralized by U.S. Treasury Bill 0.000%, 12/19/23–3/21/24, and U.S. Treasury Note/Bond 0.125%–4.500%, 11/15/23–2/15/47, with a value of $64,260,000)	63,000	63,000
Natixis SA, 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $48,507,000, collateralized by Federal Home Loan Bank 2.840%, 1/27/42, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.625%, 10/15/27–2/15/53, and U.S. Treasury Note/Bond 0.750%–4.500%, 7/31/24–5/15/46, with a value of $49,470,000)	48,500	48,500
Nomura International plc, 5.280%, 11/1/23 (Dated 10/31/23, Repurchase Value $57,708,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 1/15/32–1/15/33, and U.S. Treasury Note/Bond 0.250%–4.000%, 12/15/24–4/30/30, with a value of $58,933,000)	57,700	57,700
RBC Capital Markets LLC, 5.290%, 11/1/23 (Dated 10/31/23, Repurchase Value $49,507,000, collateralized by U.S. Treasury Note/Bond 3.125%–3.625%, 8/31/27–3/31/28, with a value of $50,490,000)	49,500	49,500
		748,500
Total Temporary Cash Investments (Cost $770,983)		770,985
Total Investments (100.0%) (Cost $28,939,942)		42,753,062
Other Assets and Liabilities—Net (0.0%)		14,092
Net Assets (100%)		42,767,154
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $240,490,000, representing 0.6% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,152,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $22,393,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	30,147,395	—	—	30,147,395
Common Stocks—Other	492,959	11,341,723	—	11,834,682
Temporary Cash Investments	22,485	748,500	—	770,985
Total	30,662,839	12,090,223	—	42,753,062

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2023 Market Value ($000)
2seventy bio Inc.	27,835	—	8,155	(166,975)	147,295	—	—	—
Agios Pharmaceuticals Inc.	151,775	—	68,756	(135,374)	98,142	—	—	NA1
Apellis Pharmaceuticals Inc.	NA2	244,635	23,539	6,741	29,603	—	—	427,383
Eisai Co. Ltd.	1,152,216	47,189	23,329	310	(163,238)	10,564	—	1,013,148
Ironwood Pharmaceuticals Inc. Class A	125,592	—	113,327	(6,333)	(5,932)	—	—	—
REVOLUTION Medicines Inc.	NA2	81,752	—	—	(34,034)	—	—	127,700
Sage Therapeutics Inc.	NA2	95,967	—	—	(77,704)	—	—	80,626
UCB SA	896,839	—	21,218	(4,083)	(92,795)	11,227	—	778,743
Vanguard Market Liquidity Fund	669	NA3	NA3	(2)	1	—	—	22,485
Total	2,354,926	469,543	258,324	(305,716)	(98,662)	21,791	—	2,450,085
1	Not applicable—at October 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at January 31, 2023, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.